Borrowings (FHLB Long Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Federal Home Loan Bank [Member]
Debt Instrument [Line Items]
Maturity Date			Sep. 28, 2015
Type			Adjustable rate
Interest Rate			0.48%
Borrowings	$ 20,000	$ 20,000	$ 20,000